Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit for the year	₩ 1,145,937	₩ 947,831	₩ 2,418,989
Items that will not be reclassified subsequently to profit or loss, net of taxes:
Remeasurement of defined benefit liabilities (assets)	1,853	70,885	16,374
Net change in other comprehensive income of investments in associates and joint ventures	0	0	4,796
Valuation gain (loss) on financial assets at fair value through other comprehensive income	(18,842)	(491,853)	920,871
Items that are or may be reclassified subsequently to profit or loss, net of taxes:
Net change in other comprehensive income of investments in associates and joint ventures	9,225	119,707	356,503
Net change in unrealized fair value of derivatives	(17,460)	(21,366)	16,133
Foreign currency translation differences for foreign operations	1,257	16,401	47,515
Other comprehensive income (loss) for the year, net of taxes	(23,967)	(306,226)	1,362,192
Total comprehensive income	1,121,970	641,605	3,781,181
Total comprehensive income attributable to:
Owners of the Parent Company	1,072,785	601,193	3,473,445
Non-controlling interests	₩ 49,185	₩ 40,412	₩ 307,736